FINANCING ARRANGEMENTS - Senior Secured Credit Facilities 2016 Activity (Details)	Mar. 21, 2017 USD ($)	Aug. 23, 2016	Apr. 11, 2016 USD ($)	Apr. 10, 2016 USD ($)
April 2016 Amendment
Debt Instrument [Line Items]
Minimum interest coverage maintenance covenant			2.75	3.00
Costs, fees and expenses	$ 250,000,000		$ 175,000,000
Restructuring charges			125,000,000	$ 200,000,000
Fees and expenses			$ 75,000,000	$ 150,000,000
Leverage ratio			4.50
Aggregate cap			$ 250,000,000
Transaction cap			4.00
Interest rate margin			1.00%
August 2016 Amendment
Debt Instrument [Line Items]
Minimum interest coverage maintenance covenant		2.00
Interest rate margin		0.50%
Fiscal Quarter Ending June 2016 Through March 2017 | August 2016 Amendment
Debt Instrument [Line Items]
Minimum interest coverage maintenance covenant		2.75
Fiscal Quarter After March 2017 | August 2016 Amendment
Debt Instrument [Line Items]
Minimum interest coverage maintenance covenant		3.00